Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Inventories

	December 31, 2019
	Cost	Allowance for impairment losses	Carrying amount
	NT$000	NT$000	NT$000
Raw materials	1,831,140	(63,498)	1,767,642

	December 31, 2020
	Cost	Allowance for impairment losses	Carrying amount
	NT$000	NT$000	NT$000
Raw materials	2,181,890	(79,815)	2,102,075

Cost of Inventories Recognized as an Expense
The cost of inventories recognized as an expense for the year:

	Year ended December 31,
	2018	2019	2020
	NT$000	NT$000	NT$000
Cost of revenue	15,057,605	16,372,032	17,957,568
Loss on abandonment	5,497	12,369	5,323
Allowance for (reversal of ) inventory valuation and obsolescence loss	(13,070)	27,341	16,317

	15,050,032	16,411,742	17,979,208